Fair Value Measurements - Additional Information (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) Investment	Jun. 30, 2024 USD ($)	May 04, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers		$ 0		$ 0	$ 0
Fair value assets level 2 to level 1 transfers		0		0	0
Fair value asset transfers into level 3				0	0
Fair value asset transfers out of level 3				0	0
Fair value liabilities level 1 to level 2 transfers		0		0	0
Fair value liabilities level 2 to level 1 transfers		0		0	0
Fair value liability transfers into level 3				0	0
Fair value liability transfers out of level 3				0	0
Change In unrealized gain (loss)				4,700,000
Cost of investments		54,200,000		54,200,000	$ 54,200,000
Monomoy UpREIT | Monomoy REIT
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment transferred through in-kind contribution			$ 4,000,000
Consolidated Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value asset transfers into level 3				606,049,000
Fair value asset transfers out of level 3				$ 2,016,236,000
Number of investment transferred from Level 3 to Level 2 | Investment				4
Number of investment transferred from Level 2 to Level 3 | Investment				2
Change In unrealized gain (loss)		$ 4,392,000
Investment Management Agreement and Certain Other Assets for Monomoy Properties REIT L.L.C.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset acquisition, contingent consideration	$ 1,000,000
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notice period for annually allowable redemptions				90 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notice period for annually allowable redemptions				60 days
Option Pricing Model | Maximum | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.397
Option Pricing Model | Maximum | Risk-Free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.0438
Option Pricing Model | Minimum | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.391
Option Pricing Model | Minimum | Risk-Free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.0424
Option Pricing Model | Weighted Average | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.395
Option Pricing Model | Weighted Average | Risk-Free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input					0.0429
Disclosunted Cash Flow | Maximum | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input		0.113		0.113
Disclosunted Cash Flow | Minimum | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input		0.098		0.098
Disclosunted Cash Flow | Weighted Average | Option Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investment measurement input		0.104		0.104
Imperial Capital, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liability					$ 400,000
Monomoy Properties REIT, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maximum additional consideration payable						$ 2,000,000